INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019
Current
Corporate bonds	$ 8,319,842		$ 8,416,768
Borrowings	71,083,500		66,477,209
Lease liabilities	1,185,812	$ 1,523,177
Finance lease			385,947
Non-current
Corporate bonds	4,006,690		8,018,884
Finance lease			462,870
Borrowings	40,082,075		37,079,521
Subordinated loan
Non-current
Borrowings	15,427,778
Bank overdraft
Current
Borrowings	619,986
Bank borrowings
Current
Borrowings	52,192,021		46,467,308
Non-current
Borrowings	8,647,607		16,239,743
Discount checks
Current
Borrowings	4,101,109		5,807,303
Parents companies and related parties
Current
Borrowings	5,850,542		5,399,883
Non-current
Borrowings	$ 12,000,000		$ 12,358,024